Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 25, 2021
Entity Registrant Name	dei_EntityRegistrantName	CONESTOGA FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001175813
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 25, 2021
Document Effective Date	dei_DocumentEffectiveDate	May 26, 2021
Prospectus Date	rr_ProspectusDate	May 26, 2021
Conestoga Mid Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	CONESTOGA MID CAP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” have been estimated for the Fund’s first year of operation.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated (the Example for one year reflects the contractual expense limitation described above; the amounts for the other periods reflect the contractual expense limitation described above only for the first year of such periods) and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market circumstances, the Fund invests at least 80% of its net assets in equity securities of mid market capitalization companies. Equity securities include American depositary receipts (“ADRs”), convertible securities, foreign and domestic common and preferred stocks, rights and warrants. While there is no limit on investing in foreign securities, the Fund does not expect investment in foreign securities to exceed 20% of the Fund’s total assets. The Adviser considers mid market capitalization companies to be those companies that, at the time of initial purchase (including the existing portfolio), have market capitalizations within the range of companies included in the Russell Midcap® Index. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. This policy does not require the Fund to sell the security of a mid cap company if such company’s market capitalization moves outside the range of the market capitalization in the Russell Midcap® Index. For purposes of this policy, “net assets” includes any borrowings for investment purposes. The Adviser follows an investment style which seeks to identify higher quality companies growing through multiple business cycles. The Adviser generally invests the Fund’s assets in mid-cap companies with expected earnings growth that exceed that of the average of all U.S. publicly traded companies, where valuations seem reasonable compared to the expected earnings growth, where fundamental financial characteristics appear to be strong, where (in the Adviser’s opinion) the business model offers sustainable competitive advantage, and where management has an important ownership stake in the company. The Adviser uses a bottom-up approach in selecting securities. Bottom-up investing focuses on the analysis of individual company fundamentals while placing less significance on macroeconomic factors.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund and there is no guarantee that the Fund will achieve its objective. The Fund is subject to the following principal risks, more fully described in “Risk Factors” in this prospectus. The Fund’s net asset value (“NAV”) and total return may be adversely affected for a number of reasons, including, without limitation, if any of the following occurs:

●	Market Risk: The market values of securities acquired by the Fund may decline. Market risk may result from expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.
●	Equity Risk: Equity risk is the risk that a security’s value will fluctuate in response to events affecting an issuer’s profitability or viability. Unlike debt securities, which have a superior claim to a company’s assets in case of liquidation or bankruptcy, equity securities benefit from a company’s earnings and cash flow only after the company meets its other obligations. For example, a company must pay interest on its bonds before it pays stock dividends to shareholders.
●	Management Risk: The Adviser does not execute the Fund’s principal investment strategies effectively. Management risk is that a strategy used by the Adviser may fail to produce the intended results for the Fund or that imperfections, errors or limitations in the tools and data used by the Adviser may cause unintended results
●	Mid Cap Securities Risk: Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market. Stocks of mid capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid cap companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.
●

Industry and Sector Risk: Significant investments in the securities of issuers within a particular industry or sector may have a greater impact on value. Companies in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities in all companies in a particular sector of the market to decrease. While the Fund may not concentrate in any one industry (as defined in the Statement of Additional Information), the Fund may invest without limitation in a particular market sector. The Fund currently anticipates that it will have significant exposure to the industrials, healthcare and technology sectors. Notwithstanding the foregoing, the Fund has a policy not to concentrate in any single industry.

○    Industrials Securities Risk. To the extent the Industrials sector represents a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Industrials include companies involved in the design, manufacture or distribution of construction and building materials, defense and aerospace, containers and packaging, electronics, transportation and support services. These companies may be affected by changes in domestic and international economies and politics, consolidation, excess capacity, and consumer demands, spending, tastes and preferences.

○    Healthcare Securities Risk. To the extent the healthcare sector represents a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. The profitability of companies in healthcare may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

○   Technology Securities Risk. To the extent the technology sector represents a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology companies.

●	Investment Style Risk: A company’s earnings may not increase as expected. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ a different investment style.
●	Foreign Securities Risk: Foreign securities markets may be more volatile and subject to less governmental supervision than their counterparts in the U.S. and are subject to fluctuations in currency exchange rates.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund and there is no guarantee that the Fund will achieve its objective.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.
Conestoga Mid Cap Fund | Investors Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CCMMX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%	[1],[2]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	5.50%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	6.80%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.75%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,495
Conestoga Mid Cap Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CCMAX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%	[1],[2]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	5.50%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	6.40%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.60%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,397

[1]	“Other Expenses” have been estimated for the Fund’s first year of operation.
[2]	The Fund has adopted Shareholder Servicing Plans on behalf of the Investors Class and the Institutional Class that will allow the Fund to pay annual fees of up to 0.25% (for Investors Class) and 0.10% (for Institutional Class) of its average daily net assets for providing services to the Fund’s Investors Class shareholders and Institutional Class shareholders, respectively. The Board of Trustees (the “Board”) of the Trust will limit the Shareholder Servicing fees charged to Investors Class shares of the Fund to 0.05% of the average daily net assets attributable to Investors Class shares until at least September 30, 2021. The Total Annual Fund Operating Expenses for Investors Class shares reflect the maximum 0.25% in Shareholder Servicing fees authorized under the Shareholder Servicing Plan for Investors Class shares and will not match the ratio of total expenses to average net assets in the financial highlights for Investors Class shares in the Fund’s shareholder report, which will reflect the 0.05% Shareholder Servicing fee limit approved by the Board for the Fund’s fiscal year ending September 30, 2021.
[3]	Conestoga Capital Advisors, LLC (the “Adviser”) has contractually agreed to limit the Fund’s ‘Total Annual Fund Operating Expenses’ (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to 1.05% (for the Investors Class) and 0.80% (for the Institutional Class) of the Fund’s average daily net assets until at least June 30, 2022, subject to termination at any time at the option of the Board. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed two years from the date the waiver or reimbursement was made to the extent such a recapture does not cause the “Total Annual Fund Operating Expenses” to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement and at the time of recoupment.